Shareholder Report	6 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Northern Lights Fund Trust III
Entity Central Index Key		0001537140
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000133836
Shareholder Report [Line Items]
Fund Name	The Teberg Fund
Class Name	No-Load Class
Trading Symbol	TEBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Teberg Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-209-1964
Additional Information Website	www.abscapfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No-Load Class	$91	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
The Teberg Fund - No-Load Class	6.68%	38.69%	15.84%	10.10%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 48,189,346	$ 48,189,346
Holdings Count | Holding	17	17
Advisory Fees Paid, Amount	$ 193,420
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$48,189,346
Number of Portfolio Holdings	17
Advisory Fee (net of waivers)	$193,420
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	7.2%
Exchange-Traded Funds	79.8%
Money Market Funds	1.9%
Open End Funds	1.8%
U.S. Government & Agencies	9.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 27, 2023 the fiscal year end of the Fund was moved to September 30.
C000248905
Shareholder Report [Line Items]
Fund Name	The Teberg Fund
Class Name	Investor Class
Trading Symbol	ABSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Teberg Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-209-1964
Additional Information Website	www.abscapfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	2.70%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.70%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
The Teberg Fund - Investor Class	6.29%	38.19%	15.76%	10.06%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. Inception date for the Investor Class shares is February 29, 2024. Investor Class performance prior to February 29, 2024 shown in the table above is for the No-Load Class.

AssetsNet	$ 48,189,346	$ 48,189,346
Holdings Count | Holding	17	17
Advisory Fees Paid, Amount	$ 193,420
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$48,189,346
Number of Portfolio Holdings	17
Advisory Fee (net of waivers)	$193,420
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	7.2%
Exchange-Traded Funds	79.8%
Money Market Funds	1.9%
Open End Funds	1.8%
U.S. Government & Agencies	9.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 27, 2023 the fiscal year end of the Fund was moved to September 30.